EQUITY SECURITIES	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
EQUITY SECURITIES	INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS AT JUN. 30, 2023 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$174	$—	$(37)	$—	$137
U.S. states and political subdivisions	835	—	(24)	—	811
Foreign governments	542	2	(19)	—	525
Corporate debt securities	13,659	21	(1,017)	(23)	12,640
Residential mortgage-backed securities	127	—	(4)	—	123
Commercial mortgage-backed securities	465	3	(24)	—	444
Collateralized debt securities	1,185	13	(29)	(16)	1,153
Total investments in fixed maturity securities	$16,987	$39	$(1,154)	$(39)	$15,833

AS AT DEC. 31, 2022 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$148	$—	$(38)	$—	$110
U.S. states and political subdivisions	880	—	(25)	—	855
Foreign governments	353	1	(36)	—	318
Corporate debt securities	14,379	35	(1,135)	(24)	13,255
Residential mortgage-backed securities	133	—	(6)	—	127
Commercial mortgage-backed securities	422	5	(19)	—	408
Collateralized debt securities	1,291	9	(51)	(6)	1,243
Total investments in fixed maturity securities	$17,606	$50	$(1,310)	$(30)	$16,316
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below:

	June 30, 2023		December 31, 2022
AS AT US$ MILLIONS	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$660	$653	$494	$489
Due after one year through five years	5,179	4,990	5,244	5,072
Due after five years through ten years	5,112	4,736	5,907	5,436
Due after ten years	6,036	5,454	5,961	5,319
Total	$16,987	$15,833	$17,606	$16,316
Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been presented based on the year of final contractual maturity.
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Proceeds from sales of available-for-sale fixed maturity securities	$1,513	$3,477	$3,530	$3,759
Gross realized gains	2	10	26	99
Gross realized losses	(30)	(63)	(89)	(154)
Gains and losses are determined using first-in-first-out of the securities sold. In addition, the Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $126 million and $117 million at June 30, 2023 and December 31, 2022, respectively.
In accordance with various regulations, the Company has securities on deposit with regulating authorities with a carrying value of $30 million and $51 million at June 30, 2023 and December 31, 2022, respectively.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS AT JUN. 30, 2023 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	17	$(1)	$42	30	$(36)	$93	47	$(37)	$135
U.S. states and political subdivisions	489	(16)	684	40	(8)	97	529	(24)	781
Foreign governments	47	(5)	419	24	(14)	50	71	(19)	469
Corporate debt securities	1,416	(499)	6,112	1,076	(517)	5,610	2,492	(1,016)	11,722
Residential mortgage-backed securities	24	(3)	90	25	(1)	30	49	(4)	120
Commercial mortgage-backed securities	25	(6)	195	50	(19)	203	75	(25)	398
Collateralized debt securities	78	(21)	560	46	(8)	241	124	(29)	801
Total	2,096	$(551)	$8,102	1,291	$(603)	$6,324	3,387	$(1,154)	$14,426

	Less than 12 months			12 months or more			Total
AS AT DEC. 31, 2022 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value	Number of issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	41	$(36)	$104	5	$(2)	$4	46	$(38)	$108
U.S. states and political subdivisions	579	(25)	824	—	—	—	579	(25)	824
Foreign governments	13	(23)	258	11	(13)	25	24	(36)	283
Corporate debt securities	1,533	(943)	10,644	251	(192)	912	1,784	(1,135)	11,556
Residential mortgage-backed securities	46	(6)	93	—	—	—	46	(6)	93
Commercial mortgage-backed securities	62	(14)	231	12	(5)	29	74	(19)	260
Collateralized debt securities	82	(50)	762	12	(1)	17	94	(51)	779
Total	2,356	$(1,097)	$12,916	291	$(213)	$987	2,647	$(1,310)	$13,903
Allowance for Credit Losses
Several assumptions and underlying estimates are made in the evaluation of allowance for credit loss. Examples include financial condition, near term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on bonds available-for-sale where an allowance for credit loss was not recorded were concentrated in the Company's available-for-sale fixed maturity securities within the transportation sector.
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the three and six months ended June 30, 2023.

FOR THE THREE MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Corporate Debt Securities	Collateralized Debt Securities	Total
Beginning balance	$(13)	$(10)	$(23)
Credit losses recognized on securities for which credit losses were not previously recorded	(17)	(13)	(30)
Reductions for securities sold during the period	1	—	1
Changes in previously recorded allowance	6	7	13
Balance at June 30, 2023	$(23)	$(16)	$(39)

FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Corporate Debt Securities	Collateralized Debt Securities	Total
Beginning balance	$(24)	$(6)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(18)	(18)	(36)
Reductions for securities sold during the period	14	2	16
Changes in previously recorded allowance	5	6	11
Balance at June 30, 2023	$(23)	$(16)	$(39)
No accrued interest receivables were written off as of June 30, 2023.

FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Collateralized Debt Securities	Total
Beginning balance	$—	$—	$—	$—
Acquisition from business combination	(11)	(1)	(1)	(13)
Reductions for securities sold during the period	11	1	1	13
Balance at June 30, 2022	$—	$—	$—	$—
There were no accumulated credit losses and no credit losses incurred during the three months ended March 31, 2022. EQUITY SECURITIES
The components of the change in net gains (losses) on equity securities recognized in net investment related gains (losses) on the statements of operations are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Net gains (losses) on equity securities	$245	$25	$156	$(25)

Equity securities by market sector distribution are shown below, based on fair value:

US$ MILLIONS	June 30, 2023	December 31, 2022
Consumer goods	7%	5%
Energy and utilities	14%	3%
Finance	61%	66%
Healthcare	1%	5%
Industrials	1%	2%
Information technology	13%	14%
Other	3%	5%
Total	100%	100%